Deposits: (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deposits (Textual) [Abstract]
Brokered and CDARS Deposits	$ 759,865,000	$ 800,095,000
Deposits (Additional Textual) [Abstract]
Other time deposits	222,000,000	272,500,000
Deposits of Directors, Members of Senior Management and their Affiliates	2,900,000
Average daily clearings	6,600,000
Deposit with overdraft status	469,000	358,000
Brokered Deposits [Member]
Deposits (Textual) [Abstract]
Brokered and CDARS Deposits	44,500,000	56,300,000
CDARS [Member]
Deposits (Textual) [Abstract]
Brokered and CDARS Deposits	$ 2,100,000	$ 2,100,000